INCOME TAX MATTERS	12 Months Ended
Dec. 31, 2021
Income Tax Matters
INCOME TAX MATTERS

12.	INCOME TAX MATTERS

Each of the entities included in the Group file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations for the fiscal years ended December 31, 2021 and 2020 is as follows:

	2021	2020	2019
Accounting net loss before tax	(67,047)	(14,769)	(16,146)
At Codere Online statutory income tax rate *	11,398	3,692	4,037
Tax effect unrecognized tax losses and permanent differences	(17,705)	(5,395)	(7,409)
Utilisation of previously unrecognised tax losses	(1,000)	-	-
Effect of different rates in different jurisdictions	6,341	3,095	2,987
Adjustment of prior year taxes	-	118	437
Income tax benefit/(expense)	(966)	(1,510)	53
Effective tax rate	1%	10.22%	0.33%
Of which -
Current tax expense	(966)	(1,510)	53
Deferred tax benefit/(expense)	-	-	-
Total income tax benefit/(expense)	(966)	(1,510)	53

*	The tax rate for the year 2021 was 17% due to Codere Online Luxembourg, S.A. became to the holding company of the Group. The tax rate for the year 2020 and 2019 was 25%.

As shown in the table below, the Group has generated net losses which can offset against future profits; however, as of December 31, 2021 and 2020, the Group did not recognize these considering it is not expected that these will be utilized within the foreseeable future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Previous	2019	2020	2021	Total as of 12/31/2021
SEJO	-	-	-	9,355	9,355
Codere Online S.A.U. (Spain)	4,181	785	-	-	4,966
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	24,614
LIFO AenP (Mexico)				343	343
Codere Online Luxembourg, S.A.	-	-	-	5,400	5,400

Entity	Previous	2018	2019	2020	Total as of 12/31/2020
Codere Online S.A.U. (Spain)	2,643	2,538	785	-	5,966
Codere Online Management Services LTD (Malta)	-	-	5,971	9,592	15,563

It is important to mention that the Group belonged to a tax consolidation group in Spain in the first three quarters of the year 2021. In the last quarter of the year, the Group has ceased to belong to the tax consolidation group and has already made all the tax payments.